Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Related Party Transactions [Abstract]
Related Party Transactions

16. Related Party Transactions

Guarantor Warrant: The Company’s executive chairman and former Chief Executive Officer (the “Guarantor”) guaranteed the Company’s obligations under a line of credit agreement that was entered into in 2015 and that matured and was repaid in full in 2017. The Company issued a warrant to purchase 196,800 shares of the Company’s common stock at an exercise price of $1.43 to the Guarantor in exchange for his guaranty. See Note 11, “Common Stock and Common Stock Warrant.” The warrant expired on the earlier of June 12, 2020 or the completion of the IPO. In June 2020, the Guarantor exercised the warrant to purchase 196,800 shares of the Company’s common stock resulting in net proceeds of approximately $282.

Ovabrite, Inc.: Ovabrite is a related party because its founders are stockholders of the Company, with the majority stockholder in Ovabrite also serving as the Company’s executive chairman and member of the Company’s board of directors. Since Ovabrite’s incorporation in November 2016, the Company is deemed to have had a variable interest in Ovabrite, and Ovabrite is deemed to have been a VIE, of which the Company is the primary beneficiary. Accordingly, the Company has consolidated the results of Ovabrite since November 2016. All significant intercompany transactions between the Company and Ovabrite have been eliminated in consolidation.

Note Receivable from Related Parties: In February 2019, the Company issued promissory notes in the aggregate amount of $4,000 to its founder and a former member of the board of directors that is currently a board observer, both of whom are also stockholders of the Company. The promissory notes bear monthly interest at LIBOR plus 2.0% and mature on the earlier of August 7, 2022 or the date of closing of a liquidity transaction which is defined as a merger, consolidation or sale of the Company’s assets or such time as the notes would be prohibited by the Sarbanes-Oxley Act (“Promissory Note Maturity Date”). All unpaid principal and accrued and unpaid interest are due on the Promissory Note Maturity Date. The borrower may prepay all or any portion of the promissory note at any time without premium or penalty. In November 2019, $3,200 of the promissory notes were repaid.

In August 2020, the remaining $800 of the promissory notes were repaid. During the 13-week periods ended September 27, 2020 and September 29, 2019, the Company recorded interest income of $10 and $45, respectively, in connection with the promissory notes. During the 39-week periods ended September 27, 2020 and September 29, 2019, the Company recorded interest income of $24 and $140, respectively, in connection with the promissory notes.

Manna Tree Partners: In March 2019 and April 2019, the Company issued and sold an aggregate of 2,815,012 shares of common stock at a purchase price of $5.3286 per share, for an aggregate purchase price of $15,000, to entities associated with Manna Tree Partners. The co-founder and chief operating officer of Manna Tree Partners is a member of the Company’s board of directors.

Sandpebble Builders Preconstruction, Inc.: The Company utilizes Sandpebble Builders Preconstruction, Inc. (“Sandpebble”) for project management and related services associated with the construction and expansion of Egg Central Station. The owner and principal of Sandpebble is the father of an executive of the Company. In connection with the services described above, the Company paid Sandpebble $178 and $110 during the 13-week periods ended September 27, 2020 and September 29, 2019, respectively, and $541 and $347 during the 39-week periods ended September 27, 2020 and September 29, 2019, respectively. Amounts paid to Sandpebble are included in property, plant and equipment, net in the unaudited condensed consolidated balance sheets.

19. Related Party Transactions

Guarantor Warrants: The Company’s executive chairman and former Chief Executive Officer (the “Guarantor”) guaranteed the Company’s obligations under a line of credit agreement that was entered into in 2015 and that matured and was repaid in full in 2017. The Company issued a warrant to purchase 196,800 shares of the Company’s common stock at an exercise price of $1.43 to the Guarantor in exchange for his guaranty. See Note 13, “Common Stock and Common Stock Warrants.” As of December 29, 2019, the warrant has not yet been exercised. The warrant expires upon the earlier of June 12, 2020 or the completion of the IPO.

Ovabrite, Inc.: Ovabrite is a related party because its founders are stockholders of the Company, with the majority stockholder in Ovabrite also serving as the Company’s executive chairman and member of the Company’s board of directors. Since Ovabrite’s incorporation in November 2016, the Company is deemed to have had a variable interest in Ovabrite, and Ovabrite is deemed to have been a VIE, of which the Company is the primary beneficiary. Accordingly, the Company has consolidated the results of Ovabrite since November 2016. All transactions between the Company and Ovabrite have been eliminated in consolidation.

Notes Receivable from Related Party: In February 2019, the Company issued promissory notes in the aggregate amount of $4,000 to its founder and to a former member of the board of directors who is currently a board observer, who are also stockholders of the Company. The promissory notes bear monthly interest at LIBOR plus 2.0% and mature on the earlier of August 7, 2022 or the date of closing of a liquidity transaction which is defined as a merger, consolidation or sale of the Company’s assets or such time as the notes would be prohibited by the Sarbanes-Oxley Act (“Promissory Note Maturity Date”). All unpaid principal and accrued and unpaid interest are due on the Promissory Note Maturity Date. The borrower may prepay all or any portion of the promissory notes at any time without premium or penalty.

During the year ended December 29, 2019, the Company received principal payments in connection with the promissory notes of $3,200. As of December 29, 2019, the Company recorded $31 of interest receivable in the consolidated balance sheets and $146 of interest income in the consolidated statements of operations in connection with the promissory notes.

Manna Tree Partners: In March and April 2019, the Company issued and sold an aggregate of 2,815,012 shares of common stock at a purchase price of $5.3286 per share, for an aggregate purchase price of $15,000, to entities associated with Manna Tree Partners. The co-founder and chief operating officer of Manna Tree Partners is a member of the Company’s board of directors.

2019 Stock Buyback: In April and May 2019, the Company entered into a series of agreements with existing investors pursuant to which, the Company, with the proceeds from the issuance of common stock to Manna Tree Partners, repurchased an aggregate of 2,852,770 shares of its common stock at a net purchase price of $5.0087 per share for net proceeds of $14,289. The existing investors included executives and members of the Company’s board of directors.

Sandpebble Builders Preconstruction, Inc. The Company utilizes Sandpebble Builders Preconstruction, Inc. (Sandpebble) for project management and related services associated with the construction and expansion of Egg Central Station. The owner and principal of Sandpebble is the father of an executive of the Company. During 2017, 2018 and 2019, the Company paid Sandpebble approximately $1,200, $211 and $556, respectively.